BetaBuilders U.S. Small Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® US MARKET INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.46%	14.23%	18.20%
MORNINGSTAR® US SMALL CAP TARGET MARKET EXPOSURE EXTENDED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.63%	6.72%	9.01%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.56%	6.71%	8.99%
Performance Inception Date	Nov. 16, 2020
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.21%	6.31%	8.59%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	5.14%	7.00%